Offerings - Offering: 1	Nov. 03, 2025 USD ($) shares uSD / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2022 Inducement Plan, Common Stock, $0.001 per share
Amount Registered | shares	700,000
Proposed Maximum Offering Price per Unit | uSD / shares	24.32
Maximum Aggregate Offering Price	$ 17,024,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,351.01
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock, par value $0.001 per share (“Common Stock”), of Castle Biosciences, Inc. (the “Registrant”) that become issuable under the Registrant’s 2022 Inducement Plan (the “Inducement Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction.

The proposed maximum offering price per unit and proposed maximum aggregate offering price are estimated pursuant to Rule 457(h)(1) and Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee, which is calculated based upon the average of the high and low prices of the Common Stock on October 27, 2025, as reported on the Nasdaq Global Market, which date is within five business days prior to the filing of this Registration Statement.

The amount registered represents the 700,000 shares of Common Stock added to the reserve of shares under the Inducement Plan as inducement grants under Nasdaq Listing Rule 5635(c)(4).